Annual Total Returns [BarChart] - Columbia Dividend Opportunity Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	16.87%
Annual Return 2011	6.57%
Annual Return 2012	13.09%
Annual Return 2013	25.78%
Annual Return 2014	9.75%
Annual Return 2015	(2.64%)
Annual Return 2016	13.39%
Annual Return 2017	14.29%
Annual Return 2018	(5.33%)
Annual Return 2019	23.36%

[1]	Year to Date return as of June 30, 2020: -13.29%